Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Communication Services - 7.4%
Cable One, Inc.	74,592	$19,824,316
IAC, Inc. (a)	455,195	20,911,658
John Wiley & Sons, Inc. - Class A	604,074	26,917,538
Nexstar Media Group, Inc.	151,574	27,165,092
		94,818,604

Consumer Discretionary - 9.6%
International Game Technology PLC	1,145,508	18,625,960
KinderCare Learning Cos., Inc. (a)	756,927	8,772,784
La-Z-Boy, Inc.	390,386	15,260,189
Modine Manufacturing Co. (a)	254,041	19,497,647
Monro, Inc.	409,951	5,931,991
Murphy USA, Inc.	18,037	8,473,963
Signet Jewelers Ltd.	487,600	28,310,056
YETI Holdings, Inc. (a)	538,653	17,829,414
		122,702,004

Consumer Staples - 4.4%
Guardian Pharmacy Services, Inc. - Class A (a)	804,311	17,099,652
Nomad Foods Ltd.	1,952,235	38,361,418
		55,461,070

Energy - 6.3%
Bristow Group, Inc. (a)	598,013	18,885,251
Expro Group Holdings NV (a)	1,030,227	10,240,456
Oceaneering International, Inc. (a)	908,862	19,822,280
REX American Resources Corp. (a)	437,541	16,438,415
Sitio Royalties Corp. - Class A	734,916	14,602,781
		79,989,183

Financials - 28.9%
Assured Guaranty Ltd.	262,601	23,135,148
Bancorp, Inc. (a)	736,750	38,929,870
Dime Community Bancshares, Inc.	553,021	15,418,225
Eastern Bankshares, Inc.	2,019,796	33,124,654
First Interstate BancSystem, Inc.	567,084	16,246,957
Hanover Insurance Group, Inc.	160,801	27,971,334
Horace Mann Educators Corp.	522,145	22,311,256
MGIC Investment Corp.	856,587	21,226,226
NCR Atleos Corp. (a)	1,306,279	34,459,640
Old National Bancorp	1,391,571	29,487,389
Pacific Premier Bancorp, Inc.	838,550	17,877,886
Peapack-Gladstone Financial Corp.	347,639	9,872,948
Peoples Bancorp, Inc.	456,418	13,537,358
Seacoast Banking Corp. of Florida	536,819	13,812,353
Virtus Investment Partners, Inc.	47,996	8,272,590
White Mountains Insurance Group Ltd.	11,311	21,782,837
WSFS Financial Corp.	407,811	21,153,157
		368,619,828

Health Care - 2.4%
Acadia Healthcare Co., Inc. (a)	489,702	14,847,765
Avanos Medical, Inc. (a)	1,134,779	16,261,383
		31,109,148

Industrials - 9.3%
Albany International Corp. - Class A	235,087	16,230,406
EnPro, Inc.	138,179	22,355,980
Kadant, Inc.	16,810	5,663,457
Mueller Water Products, Inc. - Class A	679,583	17,275,000
Sensata Technologies Holding PLC	742,864	18,029,309
Tennant Co.	292,866	23,356,064
Thermon Group Holdings, Inc. (a)	569,223	15,852,861
		118,763,077

Information Technology - 7.2%
Bel Fuse, Inc. - Class A	100,271	7,225,528
Bel Fuse, Inc. - Class B	82,846	6,201,851
Crane NXT Co.	294,394	15,131,852
CTS Corp.	284,306	11,812,914
NCR Voyix Corp. (a)	1,919,524	18,715,359
OSI Systems, Inc. (a)	145,821	28,338,853
PC Connection, Inc.	77,649	4,846,851
		92,273,208

Materials - 7.4%
Eagle Materials, Inc.	169,055	37,518,376
Ingevity Corp. (a)	472,621	18,711,065
Innospec, Inc.	194,593	18,437,687
Orion S.A.	1,556,958	20,131,467
		94,798,595

Utilities - 5.6%
Portland General Electric Co.	605,684	27,013,507
Star Group L.P.	567,695	7,482,220
Talen Energy Corp. (a)	182,200	36,379,874
		70,875,601
TOTAL COMMON STOCKS (Cost $1,009,293,844)		1,129,410,318

REAL ESTATE INVESTMENT TRUSTS - COMMON - 7.0%	Shares	Value
Financials - 1.5%
Ladder Capital Corp. - Class A	1,705,531	19,460,109

Real Estate - 5.5%
Curbline Properties Corp.	456,687	11,047,259
Essential Properties Realty Trust, Inc.	685,392	22,371,195
Getty Realty Corp.	355,535	11,085,581
Global Medical REIT, Inc.	950,438	8,316,332
Global Net Lease, Inc.	1,388,820	11,166,113
SITE Centers Corp.	450,304	5,781,903
		69,768,383
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $80,611,616)		89,228,492

SHORT-TERM INVESTMENTS - 4.3%	Shares	Value
Money Market Funds - 4.3%
First American Government Obligations Fund - Class Z, 4.23% (b)	55,540,176	55,540,176
TOTAL SHORT-TERM INVESTMENTS (Cost $55,540,176)		55,540,176

TOTAL INVESTMENTS - 99.8% (Cost $1,145,445,636)		1,274,178,986
Other Assets in Excess of Liabilities - 0.2%		2,629,455
TOTAL NET ASSETS - 100.0%		$1,276,808,441
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Small-Cap Fundamental Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,129,410,318	$–	$–	$1,129,410,318
Real Estate Investment Trusts - Common	89,228,492	–	–	89,228,492
Money Market Funds	55,540,176	–	–	55,540,176
Total Investments	$1,274,178,986	$–	$–	$1,274,178,986

Refer to the Schedule of Investments for further disaggregation of investment categories.